Pension benefits - Expected Annual Pension Plan Contributions (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Compensation and Retirement Disclosure [Abstract]
2017	$ 2
2018	2
2019	2
2020	2
2021	2
2022- 2026	12
Total payments expected during the next 10 years	$ 22